Financial instruments and fair values - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	Mar. 29, 2020	Mar. 31, 2019
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 1,112.7	$ 725.4
Financial liabilities	592.5	326.3
Carrying value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	19.0	1.6
Carrying value | Short-term borrowings
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Carrying value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.9	4.4
Carrying value | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Carrying value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	158.1	145.2
Carrying value | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	227.9	0.0
Carrying value | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	31.7	88.6
Carrying value | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	11.3	1.8
Carrying value | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.9	7.0
Fair value | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	19.0	1.6
Fair value | Short-term borrowings
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Fair value | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.9	4.4
Fair value | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Fair value | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	159.3	152.4
Fair value | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	227.9	0.0
Fair value | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	31.7	88.6
Fair value | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	11.3	1.8
Fair value | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.9	7.0
Level 1 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Short-term borrowings
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 1 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	31.7	88.6
Level 1 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 1 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	19.0	1.6
Level 2 | Short-term borrowings
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	2.9	4.4
Level 2 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 2 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 2 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	11.3	1.8
Level 2 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	5.9	7.0
Level 3 | Derivatives included in accounts payable and accrued liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Short-term borrowings
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Derivatives included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Revolving facility
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0.0	0.0
Level 3 | Term loan
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	158.1	145.2
Level 3 | Lease liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	227.9	0.0
Level 3 | Cash
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other current assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	0.0	0.0
Level 3 | Derivatives included in other long-term assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0